Customers with Greater than 10% Outstanding Accounts Receivable (Detail) (Accounts Receivable, Customer A)	12 Months Ended
Dec. 31, 2012
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Percentage of accounts receivable	15.90%